Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We did not grant any stock options or stock appreciation rights during 2025. If the Committee elects to grant stock options or SARs in the future, the Committee will endeavor to make such grants effective when the Company is not otherwise in possession of material nonpublic information. The Committee did not time the disclosure of material, nonpublic information for the purpose of affecting the value of stock-based compensation grants in 2025. The Committee typically makes equity award grants to NEOs following the filing of the Company’s annual report on Form 10-K for the previous fiscal year. In 2025, the Committee made such restricted stock grants to the NEOs, other than Mr. Ray, on March 31, 2025. Mr. Ray did not receive an equity award in March 2025 because there were not enough shares available for grant under the 2020 Equity Incentive Plan. The annual grant of restricted stock to Mr. Ray was made in June 2025, following approval by the stockholders of the Amended and Restated 2020 Equity Incentive Plan, which included an increase in the shares available for grant under that Plan. There were no off-cycle grants to NEOs.

Award Timing Method
We did not grant any stock options or stock appreciation rights during 2025. If the Committee elects to grant stock options or SARs in the future, the Committee will endeavor to make such grants effective when the Company is not otherwise in possession of material nonpublic information. The Committee did not time the disclosure of material, nonpublic information for the purpose of affecting the value of stock-based compensation grants in 2025. The Committee typically makes equity award grants to NEOs following the filing of the Company’s annual report on Form 10-K for the previous fiscal year. In 2025, the Committee made such restricted stock grants to the NEOs, other than Mr. Ray, on March 31, 2025. Mr. Ray did not receive an equity award in March 2025 because there were not enough shares available for grant under the 2020 Equity Incentive Plan. The annual grant of restricted stock to Mr. Ray was made in June 2025, following approval by the stockholders of the Amended and Restated 2020 Equity Incentive Plan, which included an increase in the shares available for grant under that Plan. There were no off-cycle grants to NEOs.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If the Committee elects to grant stock options or SARs in the future, the Committee will endeavor to make such grants effective when the Company is not otherwise in possession of material nonpublic information. The Committee did not time the disclosure of material, nonpublic information for the purpose of affecting the value of stock-based compensation grants in 2025. The Committee typically makes equity award grants to NEOs following the filing of the Company’s annual report on Form 10-K for the previous fiscal year. In 2025, the Committee made such restricted stock grants to the NEOs, other than Mr. Ray, on March 31, 2025. Mr. Ray did not receive an equity award in March 2025 because there were not enough shares available for grant under the 2020 Equity Incentive Plan. The annual grant of restricted stock to Mr. Ray was made in June 2025, following approval by the stockholders of the Amended and Restated 2020 Equity Incentive Plan, which included an increase in the shares available for grant under that Plan. There were no off-cycle grants to NEOs.
MNPI Disclosure Timed for Compensation Value	false